Commitments and Contingencies (Details)	Oct. 24, 2024 CNY (¥)	Oct. 24, 2024 USD ($)	Mar. 19, 2024 CNY (¥)	Mar. 19, 2024 USD ($)	Oct. 25, 2023 CNY (¥)	Oct. 25, 2023 USD ($)	Oct. 23, 2023 CNY (¥)	Oct. 23, 2023 USD ($)	May 11, 2023 CNY (¥)	May 11, 2023 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2025 USD ($)
Commitments and Contingencies [Line Items]
Operating lease, term											12 months	12 months
Ningbo Yiqiying New Energy Co., Ltd. [Member]
Commitments and Contingencies [Line Items]
Investment Income, Investment Expense									¥ 500,000	$ 71,249
Outstanding Balance											¥ 500,000	$ 71,249
Nanjing Cesun Power Co., Lt [Member]
Commitments and Contingencies [Line Items]
Investment Income, Investment Expense					¥ 43,321,800	$ 6,000,000
Outstanding Balance											4,492,960	535,382
Payment for others											38,828,840	5,464,618
Hubei Nanzhuo New Energy Co., Ltd. [Member]
Commitments and Contingencies [Line Items]
Investment Income, Investment Expense							¥ 1,000,000	$ 142,499
Outstanding Balance											1,000,000	142,499
Suqian Shuyong New Energy Co., Ltd. [Member]
Commitments and Contingencies [Line Items]
Investment Income, Investment Expense			¥ 500,000	$ 71,249
Outstanding Balance											500,000	71,249
Taizhou Shuyong New Energy Co., Lt [Member]
Commitments and Contingencies [Line Items]
Investment Income, Investment Expense	¥ 250,000	$ 35,625
Outstanding Balance											¥ 250,000	$ 35,625
China [Member]
Commitments and Contingencies [Line Items]
Operating lease, term											5 years	5 years